Other assets (Amortization of favorable contacts) (Details) - Intangible assets- Favorable contracts - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortization of favorable contracts
2019	$ 45.1
2020	40.4
2021	0.0
2022	0.0
2023	0.0
Net carrying amount	$ 85.5	$ 130.6	$ 205.0